RISK MANAGEMENT - Individual evaluation of impairment for other financial instruments (Details) - Individual evaluation - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt instruments
RISK MANAGEMENT
Maximum exposure	$ 36,583,512	$ 25,148,469
Impairment loss	65,450	61,365
Final Exposure	36,518,062	25,087,104
Equity
RISK MANAGEMENT
Maximum exposure	1,011,310	543,210
Final Exposure	1,011,310	543,210
Fair value | Debt instruments
RISK MANAGEMENT
Maximum exposure	28,119,697	18,244,584
Impairment loss	6,513	5,562
Final Exposure	28,113,184	18,239,022
Amortized cost | Debt instruments
RISK MANAGEMENT
Maximum exposure	8,463,815	6,903,885
Impairment loss	58,937	55,803
Final Exposure	8,404,878	6,848,082
Fair value through profit or loss | Equity
RISK MANAGEMENT
Maximum exposure	537,213	98,853
Final Exposure	537,213	98,853
Fair value through OCI | Equity
RISK MANAGEMENT
Maximum exposure	474,097	444,357
Final Exposure	$ 474,097	$ 444,357